Fair Value Measurements - Valuation techniques and significant unobservable inputs (Details) - Non-Recurring - Level 3 $ in Thousands	Jun. 30, 2024 USD ($)
Dan Cisne
Information about the valuation techniques and significant unobservable inputs
Non-current asset: Vessel	$ 29,565
Dan Sabia
Information about the valuation techniques and significant unobservable inputs
Non-current asset: Vessel	$ 26,121
Discount rate | Average | Dan Cisne
Information about the valuation techniques and significant unobservable inputs
Measurement input of vessel	0.0866
Discount rate | Average | Dan Sabia
Information about the valuation techniques and significant unobservable inputs
Measurement input of vessel	0.0866